Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Bank balances	₪ 59	₪ 178
Call deposits	468	1,062
Cash and cash equivalents	₪ 527	₪ 1,240	₪ 761	₪ 1,158